American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
December 31, 2020

High Income - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 89.9%
Aerospace and Defense — 2.6%
Bombardier, Inc., 8.75%, 12/1/21(1)	175,000	182,291
Bombardier, Inc., 6.00%, 10/15/22(1)	1,650,000	1,623,847
Bombardier, Inc., 6.125%, 1/15/23(1)	799,000	781,822
Bombardier, Inc., 7.50%, 12/1/24(1)	575,000	553,021
Bombardier, Inc., 7.50%, 3/15/25(1)	427,000	396,576
Bombardier, Inc., 7.875%, 4/15/27(1)	1,025,000	943,994
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	400,000	389,000
Howmet Aerospace, Inc., 5.125%, 10/1/24	650,000	716,352
Howmet Aerospace, Inc., 6.875%, 5/1/25	250,000	295,313
Howmet Aerospace, Inc., 5.90%, 2/1/27	695,000	820,969
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,750,000	2,110,937
Rolls-Royce plc, 5.75%, 10/15/27(1)	600,000	665,250
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	325,000	343,249
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	625,000	671,488
Spirit AeroSystems, Inc., 4.60%, 6/15/28	425,000	421,016
TransDigm UK Holdings plc, 6.875%, 5/15/26	400,000	423,870
TransDigm, Inc., 6.50%, 7/15/24	800,000	815,676
TransDigm, Inc., 6.50%, 5/15/25	2,225,000	2,290,359
TransDigm, Inc., 8.00%, 12/15/25(1)	275,000	304,587
TransDigm, Inc., 6.25%, 3/15/26(1)	1,725,000	1,839,290
TransDigm, Inc., 6.375%, 6/15/26	900,000	933,187
TransDigm, Inc., 7.50%, 3/15/27	1,350,000	1,443,406
TransDigm, Inc., 5.50%, 11/15/27	4,950,000	5,211,360
Triumph Group, Inc., 5.25%, 6/1/22	125,000	119,375
Triumph Group, Inc., 8.875%, 6/1/24(1)	275,000	302,328
Triumph Group, Inc., 6.25%, 9/15/24(1)	125,000	124,219
Triumph Group, Inc., 7.75%, 8/15/25	425,000	389,938
		25,112,720
Air Freight and Logistics — 0.6%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	325,000	335,766
Western Global Airlines LLC, 10.375%, 8/15/25(1)	575,000	642,563
XPO Logistics, Inc., 6.50%, 6/15/22(1)	763,000	766,910
XPO Logistics, Inc., 6.125%, 9/1/23(1)	625,000	637,109
XPO Logistics, Inc., 6.75%, 8/15/24(1)	775,000	824,406
XPO Logistics, Inc., 6.25%, 5/1/25(1)	2,075,000	2,236,881
		5,443,635
Airlines — 1.1%
Air Canada, 7.75%, 4/15/21(1)	725,000	729,531
American Airlines Group, Inc., 5.00%, 6/1/22(1)	1,450,000	1,306,283
American Airlines, Inc., 11.75%, 7/15/25(1)	2,050,000	2,367,238
Delta Air Lines, Inc., 3.40%, 4/19/21	300,000	301,982
Delta Air Lines, Inc., 3.625%, 3/15/22	525,000	540,259
Delta Air Lines, Inc., 3.80%, 4/19/23	400,000	410,892
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	450,000	519,847
Delta Air Lines, Inc., 7.375%, 1/15/26	275,000	314,334
Delta Air Lines, Inc., 3.75%, 10/28/29	150,000	145,478
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	500,000	534,602
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	650,000	710,010
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	375,000	403,828

Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	550,000	618,750
United Airlines Holdings, Inc., 4.25%, 10/1/22	725,000	729,531
United Airlines Holdings, Inc., 5.00%, 2/1/24	50,000	49,719
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	375,000	406,206
Virgin Australia Holdings Ltd., 8.125%, 11/15/24(1)(2)(3)	200,000	16,500
		10,104,990
Auto Components — 1.6%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	1,675,000	1,723,156
Adient US LLC, 9.00%, 4/15/25(1)	725,000	809,281
Clarios Global LP, 6.75%, 5/15/25(1)	620,000	669,023
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	3,650,000	3,971,417
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)	100,000	92,507
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	500,000	528,038
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	3,000,000	3,394,650
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	425,000	435,281
Patrick Industries, Inc., 7.50%, 10/15/27(1)	993,000	1,084,853
Tenneco, Inc., 5.375%, 12/15/24	250,000	242,021
Tenneco, Inc., 5.00%, 7/15/26	725,000	668,359
Tenneco, Inc., 7.875%, 1/15/29(1)	1,425,000	1,602,605
		15,221,191
Automobiles — 2.6%
Ford Motor Co., 8.50%, 4/21/23	2,925,000	3,302,837
Ford Motor Co., 9.00%, 4/22/25	2,025,000	2,491,023
Ford Motor Credit Co. LLC, 3.34%, 3/18/21	900,000	903,375
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,400,000	1,434,650
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	900,000	916,974
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	200,000	206,500
Ford Motor Credit Co. LLC, 4.375%, 8/6/23	600,000	624,000
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	400,000	408,416
Ford Motor Credit Co. LLC, 4.06%, 11/1/24	200,000	210,364
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	400,000	427,250
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	1,025,000	1,115,764
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	400,000	420,250
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	800,000	820,248
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	600,000	641,250
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	1,000,000	1,050,000
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	200,000	205,875
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	2,875,000	3,205,481
Ford Motor Credit Co. LLC, VRN, 1.05%, 4/5/21	500,000	497,871
Jaguar Land Rover Automotive plc, 7.75%, 10/15/25(1)	1,200,000	1,295,250
Jaguar Land Rover Automotive plc, 5.875%, 1/15/28(1)	800,000	809,260
Tesla, Inc., 5.30%, 8/15/25(1)	2,650,000	2,765,938
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	975,000	1,049,953
		24,802,529
Banks — 0.2%
CIT Group, Inc., 4.125%, 3/9/21	150,000	150,525
CIT Group, Inc., 5.00%, 8/15/22	200,000	212,288
CIT Group, Inc., 5.00%, 8/1/23	1,175,000	1,285,891
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	400,000	440,840
		2,089,544
Building Products — 0.6%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	175,000	184,440
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	472,000	512,573
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	650,000	699,562
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	575,000	612,016

CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	675,000	701,578
Griffon Corp., 5.75%, 3/1/28	1,425,000	1,509,346
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	425,000	461,125
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	300,000	307,246
Masonite International Corp., 5.75%, 9/15/26(1)	75,000	78,642
Masonite International Corp., 5.375%, 2/1/28(1)	125,000	134,430
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)(2)(3)	50,000	15,500
NWH Escrow Corp., 7.50%, 8/1/21(1)(2)(3)	50,000	15,500
PGT Innovations, Inc., 6.75%, 8/1/26(1)	325,000	346,876
Standard Industries, Inc., 5.00%, 2/15/27(1)	200,000	209,375
Standard Industries, Inc., 3.375%, 1/15/31(1)	400,000	402,500
		6,190,709
Capital Markets — 1.2%
AG Issuer LLC, 6.25%, 3/1/28(1)	1,425,000	1,444,594
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	755,000	758,567
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/1/24	175,000	178,409
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	2,774,000	2,885,834
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	150,000	155,550
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	1,725,000	1,830,639
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	2,475,000	2,659,387
NFP Corp., 7.00%, 5/15/25(1)	175,000	188,891
NFP Corp., 6.875%, 8/15/28(1)	1,375,000	1,469,779
		11,571,650
Chemicals — 1.9%
Atotech Alpha 2 BV, 8.75% Cash or 9.50% PIK, 6/1/23(1)(4)	289,327	292,552
Atotech Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	200,000	204,500
Avient Corp., 5.75%, 5/15/25(1)	475,000	505,281
Blue Cube Spinco LLC, 9.75%, 10/15/23	1,566,000	1,609,848
Blue Cube Spinco LLC, 10.00%, 10/15/25	338,000	358,280
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	250,000	250,625
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	175,000	154,638
FXI Holdings, Inc., 7.875%, 11/1/24(1)	889,000	897,890
FXI Holdings, Inc., 12.25%, 11/15/26(1)	2,005,000	2,289,139
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	225,000	247,781
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	575,000	631,422
Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/25(1)	350,000	357,473
Methanex Corp., 5.125%, 10/15/27	350,000	380,846
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	400,000	419,560
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	125,000	128,883
OCI NV, 5.25%, 11/1/24(1)	400,000	416,250
OCI NV, 4.625%, 10/15/25(1)	400,000	415,750
Olin Corp., 9.50%, 6/1/25(1)	800,000	1,000,640
Olin Corp., 5.625%, 8/1/29	250,000	271,876
Olin Corp., 5.00%, 2/1/30	650,000	693,755
Rayonier AM Products, Inc., 7.625%, 1/15/26(1)	225,000	234,900
SPCM SA, 4.875%, 9/15/25(1)	1,500,000	1,548,750
TPC Group, Inc., 10.50%, 8/1/24(1)	575,000	475,513
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	2,116,000	2,164,932
Tronox Finance plc, 5.75%, 10/1/25(1)	350,000	364,000
Tronox, Inc., 6.50%, 4/15/26(1)	1,025,000	1,068,562
WR Grace & Co-Conn, 4.875%, 6/15/27(1)	625,000	663,606
		18,047,252
Commercial Services and Supplies — 1.4%
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,700,000	2,882,385
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	2,125,000	2,319,947

Brink's Co. (The), 5.50%, 7/15/25(1)	250,000	267,344
Clean Harbors, Inc., 4.875%, 7/15/27(1)	125,000	130,625
Clean Harbors, Inc., 5.125%, 7/15/29(1)	50,000	54,772
Covanta Holding Corp., 5.00%, 9/1/30	550,000	589,153
Garda World Security Corp., 4.625%, 2/15/27(1)	325,000	329,062
GFL Environmental, Inc., 4.00%, 8/1/28(1)	975,000	984,141
IAA, Inc., 5.50%, 6/15/27(1)	300,000	318,563
Matthews International Corp., 5.25%, 12/1/25(1)	150,000	152,047
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	1,375,000	1,309,687
Modulaire Global Finance 2 plc, 10.00%, 8/15/23(1)	300,000	306,375
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(1)	132,000	132,702
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	224,000	224,813
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/1/28(1)	1,200,000	1,306,110
Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/1/30(1)	300,000	339,937
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	75,000	80,156
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	925,000	919,219
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	225,000	241,875
TMS International Holding Corp., 7.25%, 8/15/25(1)	500,000	510,000
		13,398,913
Communications Equipment — 0.7%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,019,000	1,043,303
CommScope Technologies LLC, 5.00%, 3/15/27(1)	650,000	644,719
CommScope, Inc., 5.50%, 3/1/24(1)	200,000	206,473
CommScope, Inc., 6.00%, 3/1/26(1)	1,375,000	1,450,508
CommScope, Inc., 8.25%, 3/1/27(1)	925,000	988,598
CommScope, Inc., 7.125%, 7/1/28(1)	750,000	800,033
Nokia of America Corp., 6.45%, 3/15/29	1,750,000	1,925,000
		7,058,634
Construction and Engineering — 0.6%
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,450,000	1,484,437
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	1,025,000	1,052,547
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	725,000	797,500
Pike Corp., 5.50%, 9/1/28(1)	525,000	555,844
PowerTeam Services LLC, 9.03%, 12/4/25(1)	350,000	390,289
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	1,250,000	1,309,375
		5,589,992
Construction Materials — 0.9%
Cemex SAB de CV, 7.75%, 4/16/26(1)	400,000	422,300
Cemex SAB de CV, 7.375%, 6/5/27(1)	600,000	683,550
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,600,000	1,762,816
Cemex SAB de CV, 5.20%, 9/17/30(1)	600,000	658,650
SRM Escrow Issuer LLC, 6.00%, 11/1/28(1)	1,325,000	1,389,541
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	664,000	678,040
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	725,000	772,893
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	1,250,000	1,314,062
US Concrete, Inc., 6.375%, 6/1/24	292,000	299,848
US Concrete, Inc., 5.125%, 3/1/29(1)	875,000	902,891
		8,884,591
Consumer Finance — 2.3%
4finance SA, 10.75%, 5/1/22(1)	200,000	163,463
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	675,000	807,412
Ally Financial, Inc., 3.875%, 5/21/24	175,000	191,876
Ally Financial, Inc., 5.125%, 9/30/24	300,000	346,092
Ally Financial, Inc., 8.00%, 11/1/31	550,000	808,510
Avolon Holdings Funding Ltd., 3.625%, 5/1/22(1)	10,000	10,219

Avolon Holdings Funding Ltd., 3.95%, 7/1/24(1)	2,000,000	2,113,710
Credit Acceptance Corp., 5.125%, 12/31/24(1)	275,000	286,660
Credit Acceptance Corp., 6.625%, 3/15/26	25,000	26,719
FirstCash, Inc., 4.625%, 9/1/28(1)	750,000	774,844
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(5)	2,489,718	2,228,298
Navient Corp., 6.625%, 7/26/21	275,000	281,359
Navient Corp., 6.50%, 6/15/22	350,000	371,259
Navient Corp., 5.50%, 1/25/23	400,000	419,250
Navient Corp., 7.25%, 9/25/23	275,000	301,910
Navient Corp., 5.875%, 10/25/24	1,650,000	1,757,250
Navient Corp., 6.75%, 6/25/25	2,125,000	2,313,594
Navient Corp., 6.75%, 6/15/26	675,000	737,016
Navient Corp., 5.00%, 3/15/27	100,000	101,013
Navient Corp., MTN, 7.25%, 1/25/22	1,525,000	1,596,484
Navient Corp., MTN, 6.125%, 3/25/24	625,000	669,134
OneMain Finance Corp., 7.75%, 10/1/21	150,000	158,063
OneMain Finance Corp., 6.125%, 5/15/22	225,000	239,062
OneMain Finance Corp., 8.25%, 10/1/23	325,000	374,122
OneMain Finance Corp., 6.875%, 3/15/25	1,273,000	1,480,658
OneMain Finance Corp., 8.875%, 6/1/25	350,000	396,585
OneMain Finance Corp., 7.125%, 3/15/26	1,025,000	1,213,349
OneMain Finance Corp., 6.625%, 1/15/28	525,000	624,325
OneMain Finance Corp., 5.375%, 11/15/29	800,000	902,000
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	100,000	100,275
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	37,000	38,845
		21,833,356
Containers and Packaging — 1.4%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(4)	2,000,000	2,137,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,025,000	1,077,080
Berry Global, Inc., 4.875%, 7/15/26(1)	400,000	430,094
Cascades, Inc. / Cascades USA, Inc., 5.125%, 1/15/26(1)	100,000	105,938
Cascades, Inc. / Cascades USA, Inc., 5.375%, 1/15/28(1)	750,000	798,516
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	650,000	661,375
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	150,000	157,998
Greif, Inc., 6.50%, 3/1/27(1)	475,000	503,203
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)(4)	425,000	422,875
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	625,000	643,359
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	75,000	76,589
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	2,950,000	2,983,187
OI European Group BV, 4.00%, 3/15/23(1)	200,000	204,625
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	350,000	388,719
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	200,000	216,875
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	75,000	77,391
Sealed Air Corp., 4.00%, 12/1/27(1)	400,000	428,000
Silgan Holdings, Inc., 4.125%, 2/1/28	225,000	234,281
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	300,000	320,250
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	350,000	356,526
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	1,200,000	1,271,250
		13,495,631
Distributors — 0.5%
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	1,125,000	1,159,065
Performance Food Group, Inc., 5.50%, 6/1/24(1)	2,000,000	2,015,000
Performance Food Group, Inc., 5.50%, 10/15/27(1)	375,000	396,311
Resideo Funding, Inc., 6.125%, 11/1/26(1)	100,000	105,500

Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	700,000	740,558
		4,416,434
Diversified Consumer Services — 0.1%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	200,000	210,500
Graham Holdings Co., 5.75%, 6/1/26(1)	600,000	632,136
Sotheby's, 7.375%, 10/15/27(1)	400,000	429,176
		1,271,812
Diversified Financial Services — 0.9%
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	125,000	129,674
Fairstone Financial, Inc., 7.875%, 7/15/24(1)	350,000	372,057
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)	400,000	416,126
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	2,850,000	2,789,438
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	675,000	675,685
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	575,000	614,891
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	750,000	819,375
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	600,000	714,750
Sabre GLBL, Inc., 7.375%, 9/1/25(1)	600,000	651,900
Verscend Escrow Corp., 9.75%, 8/15/26(1)	575,000	624,234
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	750,000	770,625
		8,578,755
Diversified Telecommunication Services — 4.2%
Altice France Holding SA, 10.50%, 5/15/27(1)	1,600,000	1,799,000
Altice France Holding SA, 6.00%, 2/15/28(1)	2,325,000	2,358,910
Altice France SA, 7.375%, 5/1/26(1)	800,000	843,000
Altice France SA, 8.125%, 2/1/27(1)	2,050,000	2,262,493
Altice France SA, 5.50%, 1/15/28(1)	1,675,000	1,753,323
Altice France SA, 5.125%, 1/15/29(1)	200,000	207,375
Cablevision Lightpath LLC, 3.875%, 9/15/27(1)	200,000	201,500
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	400,000	419,250
CenturyLink, Inc., 6.45%, 6/15/21	300,000	306,363
CenturyLink, Inc., 5.80%, 3/15/22	325,000	339,422
CenturyLink, Inc., 6.75%, 12/1/23	1,225,000	1,366,641
CenturyLink, Inc., 7.50%, 4/1/24	175,000	198,406
CenturyLink, Inc., 5.125%, 12/15/26(1)	1,150,000	1,216,027
CenturyLink, Inc., 4.50%, 1/15/29(1)	1,250,000	1,274,219
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,850,000	1,995,354
Consolidated Communications, Inc., 6.50%, 10/1/28(1)	450,000	482,175
Embarq Corp., 8.00%, 6/1/36	1,500,000	1,852,987
Frontier Communications Corp., 10.50%, 9/15/22(2)(3)	6,900,000	3,612,253
Frontier Communications Corp., 5.875%, 10/15/27(1)	200,000	216,625
Frontier Communications Corp., 5.00%, 5/1/28(1)	525,000	548,297
Frontier Communications Corp., 6.75%, 5/1/29(1)	825,000	884,297
Hughes Satellite Systems Corp., 5.25%, 8/1/26	325,000	359,876
Hughes Satellite Systems Corp., 6.625%, 8/1/26	650,000	737,770
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)(2)(3)	1,500,000	1,076,100
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(2)(3)	325,000	234,520
Intelsat Luxembourg SA, 7.75%, 6/1/21(2)(3)	75,000	3,750
Intelsat Luxembourg SA, 8.125%, 6/1/23(2)(3)	550,000	27,500
Level 3 Financing, Inc., 5.375%, 5/1/25	200,000	206,065
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	525,000	549,271
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	1,575,000	1,619,887
QualityTech LP / QTS Finance Corp., 3.875%, 10/1/28(1)	325,000	331,906
Sprint Capital Corp., 8.75%, 3/15/32	2,825,000	4,475,859
Switch Ltd., 3.75%, 9/15/28(1)	675,000	686,391
Telecom Italia Capital SA, 6.375%, 11/15/33	375,000	462,118

Telecom Italia Capital SA, 6.00%, 9/30/34	1,815,000	2,215,371
Telecom Italia Capital SA, 7.20%, 7/18/36	100,000	135,232
Telecom Italia SpA, 5.30%, 5/30/24(1)	200,000	217,805
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	500,000	519,063
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	450,000	470,880
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(1)	550,000	554,881
Windstream Holding of the Midwest, Inc., 6.75%, 4/1/28(3)	50,000	42,313
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	1,075,000	1,079,090
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	425,000	450,169
		40,593,734
Electric Utilities — 1.1%
Drax Finco plc, 6.625%, 11/1/25(1)	600,000	629,625
FirstEnergy Corp., 4.85%, 7/15/47	1,650,000	2,053,502
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	7,000	7,499
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,050,000	1,122,844
NRG Energy, Inc., 7.25%, 5/15/26	250,000	264,125
NRG Energy, Inc., 6.625%, 1/15/27	1,175,000	1,242,562
NRG Energy, Inc., 3.375%, 2/15/29(1)	525,000	538,479
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,075,000	1,107,976
PG&E Corp., 5.00%, 7/1/28	650,000	693,111
Talen Energy Supply LLC, 6.50%, 6/1/25	100,000	81,813
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	675,000	602,120
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	75,000	80,002
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	175,000	183,389
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	1,025,000	1,069,536
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	650,000	689,650
		10,366,233
Electrical Equipment — 0.2%
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	975,000	1,073,626
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	700,000	797,087
		1,870,713
Electronic Equipment, Instruments and Components — 0.1%
Brightstar Escrow Corp., 9.75%, 10/15/25(1)	525,000	562,406
MTS Systems Corp., 5.75%, 8/15/27(1)	25,000	27,208
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	300,000	311,349
		900,963
Energy Equipment and Services — 1.1%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	350,000	377,563
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,000,000	1,043,460
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	75,000	13,688
ChampionX Corp., 6.375%, 5/1/26	550,000	557,458
Diamond Offshore Drilling, Inc., 3.45%, 11/1/23(2)(3)	175,000	22,075
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25(2)(3)	750,000	95,475
Diamond Offshore Drilling, Inc., 5.70%, 10/15/39(2)(3)	200,000	25,000
Diamond Offshore Drilling, Inc., 4.875%, 11/1/43(2)(3)	125,000	15,849
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,525,000	919,750
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	650,000	545,119
Global Marine, Inc., 7.00%, 6/1/28	25,000	9,250
Nabors Industries Ltd., 7.25%, 1/15/26(1)	450,000	316,370
Nabors Industries Ltd., 7.50%, 1/15/28(1)	725,000	498,673
Nabors Industries, Inc., 5.75%, 2/1/25	1,625,000	850,314
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	125,000	56,133
Noble Holding International Ltd., 7.875%, 2/1/26(1)(2)(3)	800,000	322,848
Precision Drilling Corp., 7.75%, 12/15/23	50,000	46,094
Precision Drilling Corp., 5.25%, 11/15/24	425,000	368,953

Precision Drilling Corp., 7.125%, 1/15/26(1)	525,000	458,619
SESI LLC, 7.125%, 12/15/21(1)(2)(3)	400,000	130,792
SESI LLC, 7.75%, 9/15/24(3)	150,000	48,750
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	800,000	371,000
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	663,000	558,577
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	325,000	296,563
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	264,182	241,066
Transocean, Inc., 11.50%, 1/30/27(1)	783,000	561,313
Transocean, Inc., 8.00%, 2/1/27(1)	1,175,000	569,875
Transocean, Inc., 9.35%, 12/15/41	150,000	53,250
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	650,000	680,469
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	275,000	294,049
		10,348,395
Entertainment — 0.8%
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	675,000	701,895
AMC Entertainment Holdings, Inc., 10.50%, 4/24/26(1)	113,000	76,840
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)(5)	1,104,565	251,289
Cinemark USA, Inc., 5.125%, 12/15/22	600,000	589,125
Cinemark USA, Inc., 4.875%, 6/1/23	625,000	594,922
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24(1)	650,000	668,275
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	1,075,000	1,095,043
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	500,000	513,250
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)(6)	250,000	253,225
Netflix, Inc., 5.875%, 11/15/28	425,000	510,227
Netflix, Inc., 6.375%, 5/15/29	1,050,000	1,298,063
Netflix, Inc., 5.375%, 11/15/29(1)	100,000	118,000
WMG Acquisition Corp., 5.50%, 4/15/26(1)	300,000	310,818
WMG Acquisition Corp., 3.875%, 7/15/30(1)	800,000	851,500
		7,832,472
Equity Real Estate Investment Trusts (REITs) — 2.3%
Diversified Healthcare Trust, 9.75%, 6/15/25	1,250,000	1,420,450
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	350,000	359,266
ESH Hospitality, Inc., 4.625%, 10/1/27(1)	925,000	949,281
FelCor Lodging LP, 6.00%, 6/1/25	1,700,000	1,740,196
GEO Group, Inc. (The), 6.00%, 4/15/26	50,000	39,875
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24(1)	375,000	390,742
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	200,000	208,500
Iron Mountain, Inc., 5.00%, 7/15/28(1)	350,000	372,271
Iron Mountain, Inc., 4.875%, 9/15/29(1)	175,000	184,800
Iron Mountain, Inc., 5.25%, 7/15/30(1)	1,225,000	1,324,531
Iron Mountain, Inc., 4.50%, 2/15/31(1)	1,425,000	1,494,469
Iron Mountain, Inc., 5.625%, 7/15/32(1)	100,000	110,387
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	1,705,000	1,827,760
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	675,000	698,203
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	900,000	973,687
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	275,000	293,391
Service Properties Trust, 5.00%, 8/15/22	1,540,000	1,570,800
Service Properties Trust, 4.35%, 10/1/24	1,125,000	1,112,344
Service Properties Trust, 7.50%, 9/15/25	600,000	691,794
Service Properties Trust, 5.25%, 2/15/26	150,000	151,125
Service Properties Trust, 4.95%, 2/15/27	250,000	251,875
Service Properties Trust, 5.50%, 12/15/27	650,000	711,006
Service Properties Trust, 3.95%, 1/15/28	100,000	96,813
Service Properties Trust, 4.95%, 10/1/29	125,000	125,547
Service Properties Trust, 4.375%, 2/15/30	75,000	73,266

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,050,000	1,062,469
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	950,000	1,021,967
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	1,100,000	1,124,062
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	1,040,000	1,080,274
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	225,000	230,450
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	225,000	237,798
XHR LP, 6.375%, 8/15/25(1)	550,000	581,281
		22,510,680
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	425,000	436,050
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	108,000	111,634
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	650,000	692,123
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	125,000	136,235
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	675,000	682,762
Rite Aid Corp., 6.125%, 4/1/23(1)	450,000	448,312
Rite Aid Corp., 7.50%, 7/1/25(1)	491,000	513,353
Rite Aid Corp., 8.00%, 11/15/26(1)	587,000	628,554
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	1,300,000	1,374,750
United Natural Foods, Inc., 6.75%, 10/15/28(1)	275,000	288,057
		5,311,830
Food Products — 2.1%
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	450,000	449,406
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	825,000	867,665
Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)	325,000	330,688
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	1,575,000	1,623,849
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	125,000	133,147
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	850,000	929,688
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	150,000	159,375
JBS Investments II GmbH, 7.00%, 1/15/26(1)	200,000	216,190
JBS Investments II GmbH, 5.75%, 1/15/28(1)	200,000	214,377
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	400,000	414,000
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	1,500,000	1,749,900
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	975,000	1,121,503
Kraft Heinz Foods Co., 5.00%, 7/15/35	800,000	970,134
Kraft Heinz Foods Co., 6.875%, 1/26/39	300,000	416,190
Kraft Heinz Foods Co., 6.50%, 2/9/40	325,000	439,852
Kraft Heinz Foods Co., 5.00%, 6/4/42	450,000	527,992
Kraft Heinz Foods Co., 5.20%, 7/15/45	1,025,000	1,218,827
Kraft Heinz Foods Co., 4.375%, 6/1/46	2,525,000	2,732,021
Kraft Heinz Foods Co., 4.875%, 10/1/49(1)	1,650,000	1,925,010
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	825,000	847,976
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	277,000	300,783
Post Holdings, Inc., 5.75%, 3/1/27(1)	1,000,000	1,060,625
Post Holdings, Inc., 5.625%, 1/15/28(1)	900,000	960,188
US Foods, Inc., 5.875%, 6/15/24(1)	625,000	634,766
US Foods, Inc., 6.25%, 4/15/25(1)	225,000	240,769
		20,484,921
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	625,000	693,750
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	100,000	114,059
		807,809
Health Care Equipment and Supplies — 0.2%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	450,000	480,094
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28(1)	1,175,000	1,241,828
		1,721,922
Health Care Providers and Services — 3.8%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	475,000	511,064

Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	500,000	535,000
Air Methods Corp., 8.00%, 5/15/25(1)	1,150,000	975,942
Centene Corp., 4.75%, 1/15/25	625,000	642,175
Centene Corp., 5.375%, 6/1/26(1)	700,000	739,172
Centene Corp., 4.25%, 12/15/27	1,500,000	1,593,472
Centene Corp., 4.625%, 12/15/29	253,000	281,211
Centene Corp., 3.375%, 2/15/30	225,000	237,072
Centene Corp., 3.00%, 10/15/30	725,000	769,334
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	778,000	776,541
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	550,000	574,406
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	1,996,000	2,070,850
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	1,325,000	1,397,020
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	2,225,000	2,399,662
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	800,000	861,200
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	1,350,000	1,468,125
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	479,000	386,024
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	600,000	648,906
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	125,000	131,862
DaVita, Inc., 4.625%, 6/1/30(1)	1,625,000	1,723,516
DaVita, Inc., 3.75%, 2/15/31(1)	275,000	279,740
Encompass Health Corp., 4.75%, 2/1/30	665,000	713,505
Encompass Health Corp., 4.625%, 4/1/31	900,000	964,125
Envision Healthcare Corp., 8.75%, 10/15/26(1)	700,000	441,742
HCA, Inc., 7.69%, 6/15/25	250,000	300,911
HCA, Inc., 5.375%, 9/1/26	25,000	28,782
HCA, Inc., MTN, 7.58%, 9/15/25	1,250,000	1,512,500
IQVIA, Inc., 5.00%, 5/15/27(1)	475,000	505,870
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	325,000	349,801
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	125,000	127,188
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	575,000	618,125
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	600,000	638,520
Providence Service Corp. (The), 5.875%, 11/15/25(1)	325,000	344,297
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	525,000	549,764
Select Medical Corp., 6.25%, 8/15/26(1)	750,000	808,845
Tenet Healthcare Corp., 6.75%, 6/15/23	725,000	780,680
Tenet Healthcare Corp., 4.625%, 7/15/24	425,000	436,059
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	400,000	413,376
Tenet Healthcare Corp., 7.50%, 4/1/25(1)	625,000	683,697
Tenet Healthcare Corp., 7.00%, 8/1/25	550,000	569,539
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	750,000	785,512
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	225,000	238,814
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	225,000	238,781
Tenet Healthcare Corp., 4.625%, 6/15/28(1)	400,000	419,750
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	3,550,000	3,711,631
Tenet Healthcare Corp., 6.875%, 11/15/31	275,000	291,104
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	500,000	513,438
		35,988,650
Hotels, Restaurants and Leisure — 9.9%
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	65,000	66,365
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	775,000	799,560
1011778 BC ULC / New Red Finance, Inc., 3.50%, 2/15/29(1)	250,000	250,156
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	2,700,000	2,741,607
Affinity Gaming, 6.875%, 12/15/27(1)	575,000	603,031
Aramark Services, Inc., 5.00%, 4/1/25(1)	100,000	103,150
Aramark Services, Inc., 6.375%, 5/1/25(1)	875,000	936,250

Arrow Bidco LLC, 9.50%, 3/15/24(1)	75,000	66,086
Boyd Gaming Corp., 8.625%, 6/1/25(1)	720,000	801,677
Boyd Gaming Corp., 6.375%, 4/1/26	2,225,000	2,314,445
Boyd Gaming Corp., 6.00%, 8/15/26	1,925,000	2,002,000
Boyne USA, Inc., 7.25%, 5/1/25(1)	575,000	604,828
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	1,175,000	1,252,850
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	5,300,000	5,874,136
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	900,000	954,745
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	1,485,000	1,502,679
Carlson Travel, Inc., 9.50% Cash plus 2.00% PIK, 12/15/26(1)	505,179	276,586
Carnival Corp., 11.50%, 4/1/23(1)	2,050,000	2,373,439
Carnival Corp., 10.50%, 2/1/26(1)	1,175,000	1,370,344
Carnival Corp., 7.625%, 3/1/26(1)	1,550,000	1,691,616
Carnival Corp., 9.875%, 8/1/27(1)	1,500,000	1,727,812
Carnival Corp., 6.65%, 1/15/28	600,000	623,625
CCM Merger, Inc., 6.375%, 5/1/26(1)	200,000	210,500
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	400,000	402,000
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	350,000	365,312
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28(1)	1,200,000	1,303,530
Churchill Downs, Inc., 5.50%, 4/1/27(1)	500,000	530,532
Churchill Downs, Inc., 4.75%, 1/15/28(1)	100,000	105,482
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	550,000	560,255
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	1,575,000	1,777,781
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	855,000	806,816
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	1,025,000	1,103,633
Golden Nugget, Inc., 6.75%, 10/15/24(1)	3,100,000	3,081,617
Golden Nugget, Inc., 8.75%, 10/1/25(1)	2,900,000	3,005,125
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	350,000	372,225
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	1,125,000	1,164,375
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	550,000	599,156
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	350,000	365,598
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(5)(7)	151,974	151,974
IRB Holding Corp., 7.00%, 6/15/25(1)	425,000	465,067
IRB Holding Corp., 6.75%, 2/15/26(1)	275,000	284,171
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	780,000	801,368
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	650,000	688,295
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	4,906,000	4,746,555
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(1)	225,000	240,188
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28	125,000	127,320
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26	475,000	497,192
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	1,525,000	1,597,405
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	400,000	416,740
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	800,000	842,608
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	600,000	621,063
MGM Resorts International, 7.75%, 3/15/22	750,000	800,156
MGM Resorts International, 6.00%, 3/15/23	1,500,000	1,612,500
MGM Resorts International, 6.75%, 5/1/25	400,000	433,590
MGM Resorts International, 5.50%, 4/15/27	1,131,000	1,262,089
MGM Resorts International, 4.75%, 10/15/28	2,300,000	2,469,613
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,850,000	1,935,562
Motion Bondco DAC, 6.625%, 11/15/27(1)	200,000	209,750
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	200,000	206,250
NCL Corp. Ltd., 12.25%, 5/15/24(1)	850,000	1,021,062
NCL Corp. Ltd., 3.625%, 12/15/24(1)	350,000	333,156
NCL Corp. Ltd., 10.25%, 2/1/26(1)	550,000	644,875

NCL Corp. Ltd., 5.875%, 3/15/26(1)	800,000	844,500
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	925,000	930,409
Royal Caribbean Cruises Ltd., 9.125%, 6/15/23(1)	475,000	515,969
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	975,000	1,141,042
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	845,000	750,588
Scientific Games International, Inc., 8.25%, 3/15/26(1)	100,000	107,931
Scientific Games International, Inc., 7.00%, 5/15/28(1)	2,825,000	3,042,242
SeaWorld Parks & Entertainment, Inc., 9.50%, 8/1/25(1)	3,200,000	3,480,000
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	1,300,000	1,355,510
Studio City Finance Ltd., 6.00%, 7/15/25(1)	600,000	634,800
Studio City Finance Ltd., 6.50%, 1/15/28(1)	600,000	644,910
Viking Cruises Ltd., 6.25%, 5/15/25(1)	325,000	319,685
Viking Cruises Ltd., 13.00%, 5/15/25(1)	750,000	897,656
Viking Cruises Ltd., 5.875%, 9/15/27(1)	1,950,000	1,910,715
VOC Escrow Ltd., 5.00%, 2/15/28(1)	825,000	820,722
Wyndham Destinations, Inc., 6.625%, 7/31/26(1)	1,125,000	1,289,531
Wyndham Destinations, Inc., 4.625%, 3/1/30(1)	225,000	238,325
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	2,375,000	2,485,841
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,400,000	2,478,300
Wynn Macau Ltd., 4.875%, 10/1/24(1)	200,000	203,121
Wynn Macau Ltd., 5.50%, 1/15/26(1)	825,000	859,031
Wynn Macau Ltd., 5.50%, 10/1/27(1)	425,000	441,915
Wynn Macau Ltd., 5.625%, 8/26/28(1)	900,000	944,937
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(1)	675,000	732,351
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	125,000	131,094
		94,300,598
Household Durables — 2.1%
Adams Homes, Inc., 7.50%, 2/15/25(1)	450,000	472,781
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	650,000	678,369
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	500,000	527,500
Beazer Homes USA, Inc., 6.75%, 3/15/25	477,000	498,391
Beazer Homes USA, Inc., 5.875%, 10/15/27	400,000	421,750
Beazer Homes USA, Inc., 7.25%, 10/15/29	350,000	395,729
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.375%, 5/15/25(1)	100,000	103,240
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.875%, 2/15/30(1)	450,000	465,611
Century Communities, Inc., 5.875%, 7/15/25	925,000	965,372
Century Communities, Inc., 6.75%, 6/1/27	750,000	802,954
Empire Communities Corp., 7.00%, 12/15/25(1)	500,000	528,180
Installed Building Products, Inc., 5.75%, 2/1/28(1)	300,000	320,568
K Hovnanian Enterprises, Inc., 13.50%, 2/1/26(1)	26,000	16,770
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	14,170
KB Home, 7.00%, 12/15/21	125,000	129,609
KB Home, 7.625%, 5/15/23	50,000	55,375
KB Home, 6.875%, 6/15/27	650,000	763,750
Mattamy Group Corp., 4.625%, 3/1/30(1)	525,000	557,403
Meritage Homes Corp., 7.00%, 4/1/22	275,000	293,154
Meritage Homes Corp., 6.00%, 6/1/25	925,000	1,050,453
Newell Brands, Inc., 4.70%, 4/1/26	3,025,000	3,336,363
Newell Brands, Inc., 5.875%, 4/1/36	1,125,000	1,369,687
Newell Brands, Inc., 6.00%, 4/1/46	225,000	287,719
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	400,000	428,580
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	725,000	751,734
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	475,000	489,250
STL Holding Co. LLC, 7.50%, 2/15/26(1)	850,000	881,875
Taylor Morrison Communities, Inc., 6.625%, 7/15/27(1)	150,000	162,675

Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	225,000	255,516
TopBuild Corp., 5.625%, 5/1/26(1)	700,000	727,563
TRI Pointe Group, Inc., 5.25%, 6/1/27	675,000	736,465
TRI Pointe Group, Inc., 5.70%, 6/15/28	150,000	169,725
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	390,000	426,904
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	550,000	570,281
		19,655,466
Household Products — 0.3%
Central Garden & Pet Co., 4.125%, 10/15/30	500,000	522,188
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(1)	350,000	358,663
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(1)	225,000	235,125
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	400,000	419,558
Prestige Brands, Inc., 6.375%, 3/1/24(1)	100,000	102,375
Prestige Brands, Inc., 5.125%, 1/15/28(1)	275,000	293,734
Spectrum Brands, Inc., 6.125%, 12/15/24	225,000	230,484
Spectrum Brands, Inc., 5.75%, 7/15/25	275,000	284,309
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	200,000	215,875
		2,662,311
Independent Power and Renewable Electricity Producers — 0.9%
Calpine Corp., 5.25%, 6/1/26(1)	101,000	104,636
Calpine Corp., 4.50%, 2/15/28(1)	625,000	650,938
Calpine Corp., 5.125%, 3/15/28(1)	1,600,000	1,685,416
Calpine Corp., 4.625%, 2/1/29(1)	1,775,000	1,827,859
Calpine Corp., 5.00%, 2/1/31(1)	900,000	941,850
Clearway Energy Operating LLC, 5.75%, 10/15/25	350,000	369,031
Clearway Energy Operating LLC, 5.00%, 9/15/26	1,350,000	1,402,056
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	750,000	805,080
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	350,000	362,469
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	175,000	196,967
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	650,000	696,936
		9,043,238
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 5.625%, 7/1/27(1)	746,000	795,281
Insurance — 0.7%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, 2/15/24(1)	575,000	610,052
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	1,150,000	1,199,364
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	175,000	201,222
AssuredPartners, Inc., 7.00%, 8/15/25(1)	475,000	493,793
AssuredPartners, Inc., 5.625%, 1/15/29(1)	400,000	418,000
Genworth Holdings, Inc., 7.625%, 9/24/21	450,000	457,875
Genworth Holdings, Inc., 4.90%, 8/15/23	1,325,000	1,256,266
Genworth Holdings, Inc., 4.80%, 2/15/24	250,000	234,219
HUB International Ltd., 7.00%, 5/1/26(1)	1,725,000	1,805,721
MBIA Insurance Corp., VRN, 11.50%, (3-month LIBOR plus 11.26%), 1/15/33(1)(2)(3)	125,000	44,219
MBIA, Inc., 7.15%, 7/15/27	25,000	24,589
		6,745,320
Interactive Media and Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	350,000	355,101
Arches Buyer, Inc., 6.125%, 12/1/28(1)	125,000	129,322
Rackspace Technology Global, Inc., 5.375%, 12/1/28(1)	650,000	682,224
		1,166,647
Internet and Direct Marketing Retail — 0.3%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,325,000	1,397,047
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	825,000	879,780

QVC, Inc., 4.75%, 2/15/27	400,000	429,750
		2,706,577
IT Services — 0.9%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	2,250,000	2,432,745
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	775,000	812,243
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,000,000	306,250
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	725,000	770,313
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	775,000	856,859
Science Applications International Corp., 4.875%, 4/1/28(1)	725,000	769,747
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	1,225,000	1,267,630
Vericast Corp., 8.375%, 8/15/22(1)	1,000,000	1,020,000
		8,235,787
Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(1)	450,000	475,411
Mattel, Inc., 5.875%, 12/15/27(1)	250,000	278,281
Mattel, Inc., 6.20%, 10/1/40	100,000	117,180
Mattel, Inc., 5.45%, 11/1/41	250,000	276,161
		1,147,033
Life Sciences Tools and Services†
Syneos Health, Inc., 3.625%, 1/15/29(1)	400,000	401,856
Machinery — 1.0%
ATS Automation Tooling Systems, Inc., 4.125%, 12/15/28(1)	200,000	204,000
EnPro Industries, Inc., 5.75%, 10/15/26	200,000	213,212
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	350,000	355,264
Granite US Holdings Corp., 11.00%, 10/1/27(1)	300,000	334,500
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)(4)	400,000	436,250
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	75,000	74,250
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	100,000	108,188
Navistar International Corp., 9.50%, 5/1/25(1)	2,250,000	2,529,844
Navistar International Corp., 6.625%, 11/1/25(1)	775,000	812,897
SPX FLOW, Inc., 5.875%, 8/15/26(1)	375,000	393,047
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)	675,000	700,313
Titan International, Inc., 6.50%, 11/30/23	425,000	394,674
Vertical Holdco Gmbh, 7.625%, 7/15/28(1)	400,000	436,750
Vertical U.S. Newco, Inc., 5.25%, 7/15/27(1)	400,000	424,750
Wabash National Corp., 5.50%, 10/1/25(1)	200,000	204,729
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,700,000	1,808,196
		9,430,864
Media — 6.5%
Altice Financing SA, 7.50%, 5/15/26(1)	1,100,000	1,162,205
Altice Financing SA, 5.00%, 1/15/28(1)	650,000	666,868
AMC Networks, Inc., 4.75%, 12/15/22	350,000	351,216
AMC Networks, Inc., 5.00%, 4/1/24	300,000	305,250
Cable One, Inc., 4.00%, 11/15/30(1)	500,000	520,313
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	375,000	378,047
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	1,164,000	1,202,528
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	1,175,000	1,248,467
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	1,875,000	1,992,197
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,150,000	2,268,486
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32(1)	3,125,000	3,340,531
Clear Channel International BV, 6.625%, 8/1/25(1)	1,275,000	1,349,906
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	638,000	647,637
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	1,550,000	1,567,437
CSC Holdings LLC, 6.75%, 11/15/21	50,000	52,344
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,375,000	1,555,022

CSC Holdings LLC, 5.75%, 1/15/30(1)	3,475,000	3,813,830
CSC Holdings LLC, 4.125%, 12/1/30(1)	900,000	941,940
CSC Holdings LLC, 4.625%, 12/1/30(1)	1,350,000	1,410,932
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,000,000	2,443,125
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	825,000	500,156
DISH DBS Corp., 6.75%, 6/1/21	800,000	816,968
DISH DBS Corp., 5.875%, 11/15/24	800,000	840,000
DISH DBS Corp., 7.375%, 7/1/28	700,000	746,375
EW Scripps Co. (The), 5.125%, 5/15/25(1)	575,000	588,001
GCI LLC, 4.75%, 10/15/28(1)	825,000	881,451
Gray Television, Inc., 5.875%, 7/15/26(1)	1,025,000	1,074,328
Gray Television, Inc., 7.00%, 5/15/27(1)	825,000	904,406
Gray Television, Inc., 4.75%, 10/15/30(1)	900,000	915,187
iHeartCommunications, Inc., 6.375%, 5/1/26	601,314	644,533
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	825,000	865,582
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	525,000	541,637
Lamar Media Corp., 3.75%, 2/15/28	275,000	283,133
Lamar Media Corp., 4.00%, 2/15/30	450,000	467,719
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	400,000	431,000
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	850,000	891,276
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	1,050,000	1,126,456
Nexstar Broadcasting, Inc., 4.75%, 11/1/28(1)	950,000	995,719
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	950,000	968,230
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	50,000	51,169
Quebecor Media, Inc., 5.75%, 1/15/23	200,000	216,500
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 9/15/26(1)	750,000	775,313
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(1)	1,000,000	1,051,875
Salem Media Group, Inc., 6.75%, 6/1/24(1)	175,000	160,125
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	275,000	287,202
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	275,000	289,707
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	225,000	235,339
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	625,000	644,838
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	350,000	356,781
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	1,150,000	1,200,818
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	900,000	923,404
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	600,000	622,500
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	375,000	398,991
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	1,250,000	1,377,734
TEGNA, Inc., 4.75%, 3/15/26(1)	625,000	668,156
TEGNA, Inc., 4.625%, 3/15/28(1)	1,600,000	1,639,000
TEGNA, Inc., 5.00%, 9/15/29	875,000	925,188
Townsquare Media, Inc., 6.50%, 4/1/23(1)	775,000	791,465
Townsquare Media, Inc., 6.875%, 2/1/26(1)(6)	500,000	525,138
Univision Communications, Inc., 5.125%, 2/15/25(1)	900,000	908,438
Univision Communications, Inc., 9.50%, 5/1/25(1)	350,000	391,125
Univision Communications, Inc., 6.625%, 6/1/27(1)	800,000	860,620
UPC Holding BV, 5.50%, 1/15/28(1)	200,000	211,375
Videotron Ltd., 5.00%, 7/15/22	1,500,000	1,579,702
Videotron Ltd., 5.375%, 6/15/24(1)	500,000	552,808
Virgin Media Finance plc, 5.00%, 7/15/30(1)	600,000	623,250
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	600,000	651,204
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	200,000	208,200
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	1,125,000	1,190,976
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	200,000	211,310

Ziggo BV, 5.50%, 1/15/27(1)	270,000	282,311
		62,513,000
Metals and Mining — 3.8%
Alcoa Nederland Holding BV, 7.00%, 9/30/26(1)	600,000	640,125
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	656,625
Allegheny Technologies, Inc., 5.875%, 12/1/27	525,000	553,547
ArcelorMittal SA, 4.55%, 3/11/26	1,350,000	1,517,153
ArcelorMittal SA, 7.25%, 10/15/39	675,000	948,207
Arconic Corp., 6.00%, 5/15/25(1)	625,000	668,359
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	150,000	162,722
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,250,000	1,352,344
Carpenter Technology Corp., 6.375%, 7/15/28	800,000	883,215
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	488,000	496,235
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	725,000	853,687
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	275,000	297,344
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	1,000,000	1,020,870
Coeur Mining, Inc., 5.875%, 6/1/24	200,000	202,229
Commercial Metals Co., 5.75%, 4/15/26	375,000	388,299
Commercial Metals Co., 5.375%, 7/15/27	50,000	52,750
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	78,086
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	375,000	407,179
Constellium SE, 5.75%, 5/15/24(1)	250,000	256,016
Constellium SE, 6.625%, 3/1/25(1)	1,000,000	1,023,125
Constellium SE, 5.625%, 6/15/28(1)	525,000	566,672
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	658,000	679,188
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	2,400,000	2,470,500
Freeport-McMoRan, Inc., 3.875%, 3/15/23	1,625,000	1,698,612
Freeport-McMoRan, Inc., 5.00%, 9/1/27	850,000	903,992
Freeport-McMoRan, Inc., 4.125%, 3/1/28	700,000	735,438
Freeport-McMoRan, Inc., 4.375%, 8/1/28	575,000	612,016
Freeport-McMoRan, Inc., 4.25%, 3/1/30	1,625,000	1,752,465
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,175,000	1,291,648
Freeport-McMoRan, Inc., 5.45%, 3/15/43	3,075,000	3,834,094
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	550,000	559,625
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	775,000	771,912
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	400,000	416,250
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	500,000	540,000
IAMGOLD Corp., 5.75%, 10/15/28(1)	625,000	635,156
Kaiser Aluminum Corp., 6.50%, 5/1/25(1)	1,800,000	1,930,500
Mineral Resources Ltd., 8.125%, 5/1/27(1)	650,000	720,688
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	75,000	64,102
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(2)(3)	75,000	553
Novelis Corp., 5.875%, 9/30/26(1)	900,000	941,625
Novelis Corp., 4.75%, 1/30/30(1)	575,000	620,563
Park-Ohio Industries, Inc., 6.625%, 4/15/27	500,000	518,750
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)(2)(3)	200,000	79,000
Taseko Mines Ltd., 8.75%, 6/15/22(1)	1,450,000	1,473,222
		36,274,688
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	189,000	189,236
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	475,000	478,266
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	325,000	320,125
		987,627
Multiline Retail†
99 Escrow Issuer, Inc., 7.50%, 1/15/26(1)	300,000	298,875
Oil, Gas and Consumable Fuels — 11.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	675,000	659,812

Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	1,225,000	1,267,973
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,000,000	984,375
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	125,000	120,325
Antero Resources Corp., 5.625%, 6/1/23	75,000	73,594
Antero Resources Corp., 8.375%, 7/15/26(1)(6)	75,000	76,739
Apache Corp., 3.25%, 4/15/22	100,000	101,000
Apache Corp., 4.25%, 1/15/30	775,000	815,203
Apache Corp., 5.10%, 9/1/40	1,700,000	1,826,437
Apache Corp., 5.25%, 2/1/42	100,000	108,024
Apache Corp., 4.75%, 4/15/43	750,000	779,055
Apache Corp., 7.375%, 8/15/47	250,000	273,125
Apache Corp., 5.35%, 7/1/49	375,000	385,699
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	225,000	215,775
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	470,000	524,050
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	625,000	625,000
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	900,000	960,750
Callon Petroleum Co., 6.25%, 4/15/23	825,000	525,938
Callon Petroleum Co., 6.125%, 10/1/24	1,050,000	606,375
Callon Petroleum Co., 8.25%, 7/15/25	68,000	36,968
Callon Petroleum Co., 6.375%, 7/1/26	125,000	65,000
Cenovus Energy, Inc., 3.00%, 8/15/22	400,000	408,826
Cenovus Energy, Inc., 5.375%, 7/15/25	575,000	648,664
Cenovus Energy, Inc., 5.25%, 6/15/37	175,000	198,121
Cenovus Energy, Inc., 6.75%, 11/15/39	475,000	628,014
Cenovus Energy, Inc., 5.40%, 6/15/47	375,000	440,232
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	450,000	315,000
Centennial Resource Production LLC, 6.875%, 4/1/27(1)	200,000	144,081
Chaparral Energy, Inc., 9.00%, 2/14/25	48,678	39,539
Cheniere Energy, Inc., 4.625%, 10/15/28(1)	700,000	735,875
Citgo Holding, Inc., 9.25%, 8/1/24(1)	2,000,000	1,845,000
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	200,000	196,500
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	750,000	749,531
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	1,575,000	1,606,500
CNX Resources Corp., 7.25%, 3/14/27(1)	1,250,000	1,339,087
CNX Resources Corp., 6.00%, 1/15/29(1)	775,000	795,429
Comstock Resources, Inc., 7.50%, 5/15/25(1)	725,000	735,875
Comstock Resources, Inc., 9.75%, 8/15/26	225,000	241,650
Comstock Resources, Inc., 9.75%, 8/15/26	525,000	563,719
Continental Resources, Inc., 4.50%, 4/15/23	171,000	176,631
Continental Resources, Inc., 5.75%, 1/15/31(1)	1,550,000	1,723,375
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	1,235,000	1,240,403
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,350,000	1,379,531
DCP Midstream Operating LP, 4.75%, 9/30/21(1)	370,000	376,475
DCP Midstream Operating LP, 5.125%, 5/15/29	900,000	999,729
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	384,000	373,880
Endeavor Energy Resources LP / EER Finance, Inc., 6.625%, 7/15/25(1)	350,000	375,046
Endeavor Energy Resources LP / EER Finance, Inc., 5.50%, 1/30/26(1)	200,000	205,605
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	850,000	918,170
EnLink Midstream LLC, 5.625%, 1/15/28(1)	125,000	127,998
EnLink Midstream LLC, 5.375%, 6/1/29	1,000,000	974,375
EnLink Midstream Partners LP, 4.40%, 4/1/24	325,000	321,513
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,025,000	995,531
EnLink Midstream Partners LP, 5.60%, 4/1/44	450,000	363,058
EnLink Midstream Partners LP, 5.05%, 4/1/45	50,000	39,965
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,325,000	1,066,625

EQM Midstream Partners LP, 4.75%, 7/15/23	725,000	763,592
EQM Midstream Partners LP, 4.00%, 8/1/24	200,000	206,357
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	525,000	575,531
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	375,000	422,794
EQM Midstream Partners LP, 5.50%, 7/15/28	751,000	822,330
EQM Midstream Partners LP, 6.50%, 7/15/48	275,000	285,743
EQT Corp., 3.00%, 10/1/22	57,000	57,534
EQT Corp., 7.875%, 2/1/25	725,000	826,605
EQT Corp., 3.90%, 10/1/27	775,000	771,377
EQT Corp., 5.00%, 1/15/29	275,000	290,626
EQT Corp., 8.75%, 2/1/30	675,000	826,031
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	300,000	292,313
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	350,000	349,125
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	800,000	766,752
Gulfport Energy Corp., 6.00%, 10/15/24(2)(3)	400,000	265,000
Gulfport Energy Corp., 6.375%, 5/15/25(2)(3)	642,000	425,325
Gulfport Energy Corp., 6.375%, 1/15/26(3)	275,000	182,188
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,100,000	1,172,875
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	1,300,000	1,354,437
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	2,300,000	2,406,375
HighPoint Operating Corp., 7.00%, 10/15/22	50,000	19,676
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	950,000	974,662
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	700,000	706,562
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	825,000	845,625
Jagged Peak Energy LLC, 5.875%, 5/1/26	400,000	415,186
Laredo Petroleum, Inc., 9.50%, 1/15/25	625,000	544,337
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	900,000	920,250
Matador Resources Co., 5.875%, 9/15/26	525,000	515,156
MEG Energy Corp., 7.00%, 3/31/24(1)	510,000	516,375
MEG Energy Corp., 7.125%, 2/1/27(1)	1,975,000	2,044,125
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	600,000	457,500
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	150,000	120,375
Murphy Oil Corp., 6.875%, 8/15/24	925,000	942,529
Murphy Oil Corp., 5.75%, 8/15/25	875,000	872,904
Murphy Oil Corp., 5.875%, 12/1/27	525,000	517,619
Murphy Oil Corp., 7.05%, 5/1/29	25,000	25,152
Murphy Oil Corp., 6.375%, 12/1/42	525,000	467,250
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	879,713	4,487
New Fortress Energy, Inc., 6.75%, 9/15/25(1)	175,000	185,662
NuStar Logistics LP, 5.75%, 10/1/25	450,000	479,925
NuStar Logistics LP, 6.00%, 6/1/26	200,000	216,645
NuStar Logistics LP, 6.375%, 10/1/30	450,000	510,604
Occidental Petroleum Corp., 6.95%, 7/1/24	500,000	541,250
Occidental Petroleum Corp., 3.50%, 6/15/25	200,000	193,442
Occidental Petroleum Corp., 8.00%, 7/15/25	325,000	370,784
Occidental Petroleum Corp., 5.875%, 9/1/25	1,400,000	1,493,100
Occidental Petroleum Corp., 5.50%, 12/1/25	875,000	913,924
Occidental Petroleum Corp., 5.55%, 3/15/26	1,875,000	1,960,050
Occidental Petroleum Corp., 3.40%, 4/15/26	375,000	358,230
Occidental Petroleum Corp., 3.20%, 8/15/26	425,000	398,172
Occidental Petroleum Corp., 7.50%, 10/15/26	300,000	306,735
Occidental Petroleum Corp., 8.50%, 7/15/27	575,000	664,657
Occidental Petroleum Corp., 7.125%, 10/15/27	200,000	202,267
Occidental Petroleum Corp., 6.375%, 9/1/28	775,000	821,016
Occidental Petroleum Corp., 8.875%, 7/15/30	2,425,000	2,850,891

Occidental Petroleum Corp., 6.125%, 1/1/31	900,000	965,430
Occidental Petroleum Corp., 7.50%, 5/1/31	2,327,000	2,600,422
Occidental Petroleum Corp., 7.875%, 9/15/31	575,000	643,641
Occidental Petroleum Corp., 6.45%, 9/15/36	2,650,000	2,778,525
Occidental Petroleum Corp., 7.95%, 6/15/39	150,000	167,156
Occidental Petroleum Corp., 6.20%, 3/15/40	1,700,000	1,691,500
Ovintiv, Inc., 8.125%, 9/15/30	700,000	855,297
Parkland Corp., 6.00%, 4/1/26(1)	50,000	52,594
Parkland Corp., 5.875%, 7/15/27(1)	775,000	839,515
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(1)	425,000	437,867
Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25(1)	325,000	339,300
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	350,000	343,744
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	500,000	286,563
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	1,000,000	960,000
Range Resources Corp., 5.00%, 3/15/23	337,000	329,207
Range Resources Corp., 9.25%, 2/1/26	625,000	654,062
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	600,000	619,500
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	275,000	286,549
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	100,000	102,938
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	100,000	110,500
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	375,000	410,006
Seven Generations Energy Ltd., 6.875%, 6/30/23(1)	165,000	167,664
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	975,000	995,100
SM Energy Co., 6.125%, 11/15/22	300,000	292,055
SM Energy Co., 5.00%, 1/15/24	150,000	126,750
SM Energy Co., 5.625%, 6/1/25	500,000	406,823
SM Energy Co., 6.75%, 9/15/26	925,000	751,562
SM Energy Co., 6.625%, 1/15/27	1,625,000	1,304,062
Southwestern Energy Co., 6.45%, 1/23/25	2,035,000	2,115,128
Southwestern Energy Co., 8.375%, 9/15/28	325,000	353,234
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,075,000	970,187
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	272,000	175,071
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	50,000	51,428
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	950,000	1,011,056
Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29(1)	200,000	208,375
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24(1)	50,000	51,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	475,000	513,696
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	725,000	749,240
Talos Production, Inc., 12.00%, 1/15/26(1)(6)	700,000	682,829
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,477,000	1,488,233
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	2,175,000	2,310,057
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	575,000	608,025
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	500,000	564,062
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30	250,000	271,660
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31(1)	1,125,000	1,222,312
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	75,000	75,642
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	1,300,000	1,040,000
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	975,000	783,656
Western Midstream Operating LP, 4.00%, 7/1/22	225,000	231,609
Western Midstream Operating LP, 3.95%, 6/1/25	100,000	102,375
Western Midstream Operating LP, 4.65%, 7/1/26	100,000	105,189
Western Midstream Operating LP, 4.50%, 3/1/28	475,000	494,000
Western Midstream Operating LP, 4.75%, 8/15/28	275,000	286,688
Western Midstream Operating LP, 5.05%, 2/1/30	1,725,000	1,921,365
Western Midstream Operating LP, 5.45%, 4/1/44	400,000	405,258

Western Midstream Operating LP, 5.30%, 3/1/48	1,375,000	1,369,445
Western Midstream Operating LP, 5.50%, 8/15/48	225,000	221,983
Western Midstream Operating LP, 6.25%, 2/1/50	25,000	27,545
WPX Energy, Inc., 5.875%, 6/15/28	875,000	954,887
WPX Energy, Inc., 4.50%, 1/15/30	50,000	53,075
		111,697,446
Paper and Forest Products — 0.1%
Mercer International, Inc., 6.50%, 2/1/24	875,000	889,219
Mercer International, Inc., 7.375%, 1/15/25	375,000	390,943
		1,280,162
Personal Products — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	700,000	753,260
Pharmaceuticals — 2.4%
AdaptHealth LLC, 4.625%, 8/1/29(1)(6)	250,000	257,188
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	625,000	695,991
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	3,625,000	3,739,767
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,975,000	3,296,166
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	375,000	412,834
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	1,225,000	1,263,943
Bausch Health Cos., Inc., 5.00%, 2/15/29(1)	950,000	978,571
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	850,000	924,536
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	225,000	253,304
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	350,000	366,308
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(1)	400,000	418,500
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)	1,741,000	1,946,656
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	1,906,000	1,622,006
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)(3)	1,750,000	612,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)(2)(3)	50,000	17,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 4/15/25(1)(3)	1,050,000	1,141,875
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	900,000	969,750
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	1,898,000	2,061,816
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	400,000	424,930
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	400,000	442,912
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	1,000,000	892,500
		22,739,553
Professional Services — 0.3%
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	800,000	820,000
ASGN, Inc., 4.625%, 5/15/28(1)	525,000	546,887
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	105,000	113,072
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	1,240,000	1,400,971
		2,880,930
Real Estate Management and Development — 0.8%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	300,000	331,687
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	50,000	53,021
Forestar Group, Inc., 8.00%, 4/15/24(1)	675,000	712,898
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,000,000	1,034,845
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	150,000	154,125
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	400,000	413,500
Howard Hughes Corp. (The), 5.375%, 8/1/28(1)	1,050,000	1,131,244
Hunt Cos., Inc., 6.25%, 2/15/26(1)	525,000	539,650
Kennedy-Wilson, Inc., 5.875%, 4/1/24	1,325,000	1,346,531
Newmark Group, Inc., 6.125%, 11/15/23	475,000	516,923
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	100,000	102,188
Realogy Group LLC / Realogy Co-Issuer Corp., 7.625%, 6/15/25(1)	761,000	827,386

Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	175,000	194,141
		7,358,139
Road and Rail — 1.0%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	2,400,000	1,759,500
Algeco Global Finance plc, 8.00%, 2/15/23(1)	500,000	510,932
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24(1)	300,000	306,563
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.25%, 3/15/25(1)	300,000	302,063
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	500,000	505,937
DAE Funding LLC, 5.25%, 11/15/21(1)	575,000	587,937
DAE Funding LLC, 4.50%, 8/1/22(1)	800,000	811,360
DAE Funding LLC, 5.00%, 8/1/24(1)	300,000	308,063
Hertz Corp. (The), 5.50%, 10/15/24(1)(2)(3)	1,375,000	745,078
Hertz Corp. (The), 7.125%, 8/1/26(1)(2)(3)	2,275,000	1,232,766
Uber Technologies, Inc., 8.00%, 11/1/26(1)	450,000	490,781
Uber Technologies, Inc., 7.50%, 9/15/27(1)	875,000	963,594
Uber Technologies, Inc., 6.25%, 1/15/28(1)	1,150,000	1,252,062
		9,776,636
Semiconductors and Semiconductor Equipment — 0.5%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	200,000	217,250
ams AG, 7.00%, 7/31/25(1)	1,400,000	1,523,375
Entegris, Inc., 4.625%, 2/10/26(1)	450,000	467,438
ON Semiconductor Corp., 3.875%, 9/1/28(1)	675,000	697,781
Qorvo, Inc., 4.375%, 10/15/29	350,000	385,679
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	1,100,000	1,145,375
		4,436,898
Software — 1.5%
Ascend Learning LLC, 6.875%, 8/1/25(1)	150,000	154,672
Ascend Learning LLC, 6.875%, 8/1/25(1)	50,000	51,620
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	250,000	271,722
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	1,300,000	1,402,375
BY Crown Parent LLC, 7.375%, 10/15/24(1)	150,000	153,172
Camelot Finance SA, 4.50%, 11/1/26(1)	1,275,000	1,333,172
Castle US Holding Corp., 9.50%, 2/15/28(1)	1,175,000	1,177,755
J2 Global, Inc., 4.625%, 10/15/30(1)	1,650,000	1,743,843
LogMeIn, Inc., 5.50%, 9/1/27(1)	1,600,000	1,678,000
Open Text Corp., 5.875%, 6/1/26(1)	650,000	676,812
Open Text Corp., 3.875%, 2/15/28(1)	550,000	571,571
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	650,000	692,666
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	2,000,000	2,138,540
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,111,000	1,133,959
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,550,000	1,592,625
		14,772,504
Specialty Retail — 2.5%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	450,000	500,906
Asbury Automotive Group, Inc., 4.50%, 3/1/28	320,000	335,200
Asbury Automotive Group, Inc., 4.75%, 3/1/30	200,000	214,750
eG Global Finance plc, 6.75%, 2/7/25(1)	1,125,000	1,160,437
eG Global Finance plc, 8.50%, 10/30/25(1)	600,000	636,900
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	75,000	72,834
Ferrellgas LP / Ferrellgas Finance Corp., 10.00%, 4/15/25(1)	175,000	193,685
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20(2)(7)	50,000	13,681
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20(2)(7)	50,000	13,681
Gap, Inc. (The), 8.375%, 5/15/23(1)	150,000	170,250
Gap, Inc. (The), 8.625%, 5/15/25(1)	700,000	781,739
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	350,000	364,656

L Brands, Inc., 6.875%, 7/1/25(1)	250,000	271,823
L Brands, Inc., 9.375%, 7/1/25(1)	175,000	215,469
L Brands, Inc., 5.25%, 2/1/28	75,000	78,328
L Brands, Inc., 7.50%, 6/15/29	425,000	473,531
L Brands, Inc., 6.625%, 10/1/30(1)	1,175,000	1,309,391
L Brands, Inc., 6.875%, 11/1/35	365,000	410,397
L Brands, Inc., 6.75%, 7/1/36	3,250,000	3,627,000
LBM Acquisition LLC, 6.25%, 1/15/29(1)	400,000	416,882
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	52,057
Lithia Motors, Inc., 4.625%, 12/15/27(1)	450,000	475,594
Lithia Motors, Inc., 4.375%, 1/15/31(1)	275,000	295,453
Michaels Stores, Inc., 8.00%, 7/15/27(1)	950,000	1,022,856
Michaels Stores, Inc., 4.75%, 10/1/27(1)	475,000	487,588
Murphy Oil USA, Inc., 5.625%, 5/1/27	50,000	53,053
Murphy Oil USA, Inc., 4.75%, 9/15/29	200,000	213,213
PetSmart, Inc., 7.125%, 3/15/23(1)	3,925,000	3,928,532
Sonic Automotive, Inc., 6.125%, 3/15/27	975,000	1,029,234
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	775,000	822,267
Staples, Inc., 7.50%, 4/15/26(1)	2,175,000	2,274,919
Staples, Inc., 10.75%, 4/15/27(1)	1,750,000	1,743,437
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	300,000	307,310
		23,967,053
Technology Hardware, Storage and Peripherals — 1.2%
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	2,550,000	2,647,219
Diebold Nixdorf, Inc., 8.50%, 4/15/24	725,000	734,969
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)	375,000	420,703
Everi Payments, Inc., 7.50%, 12/15/25(1)	644,000	670,497
NCR Corp., 8.125%, 4/15/25(1)	175,000	195,106
NCR Corp., 5.75%, 9/1/27(1)	1,200,000	1,277,250
NCR Corp., 5.00%, 10/1/28(1)	1,925,000	2,034,484
NCR Corp., 6.125%, 9/1/29(1)	1,100,000	1,220,109
NCR Corp., 5.25%, 10/1/30(1)	750,000	805,781
Xerox Holdings Corp., 5.00%, 8/15/25(1)	675,000	719,226
Xerox Holdings Corp., 5.50%, 8/15/28(1)	500,000	531,513
		11,256,857
Textiles, Apparel and Luxury Goods†
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	150,000	132,750
Thrifts and Mortgage Finance — 1.3%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	1,075,000	1,138,371
Genworth Mortgage Holdings, Inc., 6.50%, 8/15/25(1)	1,000,000	1,084,375
LD Holdings Group LLC, 6.50%, 11/1/25(1)	350,000	369,250
MGIC Investment Corp., 5.75%, 8/15/23	475,000	515,919
MGIC Investment Corp., 5.25%, 8/15/28	1,930,000	2,068,719
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	500,000	531,485
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,075,000	1,133,453
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	1,250,000	1,308,087
NMI Holdings, Inc., 7.375%, 6/1/25(1)	1,450,000	1,626,095
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	300,000	308,594
Radian Group, Inc., 4.50%, 10/1/24	500,000	528,750
Radian Group, Inc., 4.875%, 3/15/27	1,600,000	1,761,120
		12,374,218
Tobacco — 0.1%
Vector Group Ltd., 6.125%, 2/1/25(1)	500,000	509,322
Vector Group Ltd., 10.50%, 11/1/26(1)	75,000	81,047
		590,369
Trading Companies and Distributors — 0.5%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	1,325,000	1,358,874

Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	175,000	183,477
Fly Leasing Ltd., 5.25%, 10/15/24	700,000	668,063
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(1)	166,000	166,784
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	350,000	367,064
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27(1)	775,000	889,797
H&E Equipment Services, Inc., 3.875%, 12/15/28(1)	850,000	857,463
		4,491,522
Wireless Telecommunication Services — 1.3%
Digicel Group Ltd., 5.00% Cash plus 3.00% PIK or 8.00% PIK, 4/1/25(1)(5)	179,841	94,417
Digicel Group Ltd., 8.00% Cash plus 2.00% PIK or 10.00% PIK, 4/1/24(5)	2,558,974	2,296,679
Sprint Communications, Inc., 9.25%, 4/15/22	350,000	383,913
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	270,938
Sprint Corp., 7.25%, 9/15/21	1,400,000	1,458,450
Sprint Corp., 7.875%, 9/15/23	1,900,000	2,202,195
Sprint Corp., 7.125%, 6/15/24	575,000	673,124
Sprint Corp., 7.625%, 3/1/26	425,000	528,152
T-Mobile USA, Inc., 6.00%, 3/1/23	1,600,000	1,604,000
T-Mobile USA, Inc., 6.00%, 4/15/24	275,000	278,715
Vmed O2 UK Financing I plc, 4.25%, 1/31/31(1)	1,600,000	1,638,624
Vodafone Group plc, VRN, 7.00%, 4/4/79	1,225,000	1,525,450
		12,954,657
TOTAL CORPORATE BONDS (Cost $815,114,421)		859,678,782
PREFERRED STOCKS — 2.2%
Banks — 1.5%
Bank of America Corp., 5.125%	475,000	502,585
Bank of America Corp., 5.875%	225,000	254,794
Bank of America Corp., 6.25%	1,775,000	1,970,124
Bank of America Corp., 6.30%	25,000	29,203
Barclays plc, 6.125%	850,000	918,023
Barclays plc, 7.75%	950,000	1,023,625
Barclays plc, 8.00%	1,000,000	1,115,508
Citigroup, Inc., 4.00%	350,000	360,062
Citigroup, Inc., 4.32%	25,000	24,937
Citigroup, Inc., 4.70%	1,600,000	1,647,144
Citigroup, Inc., 5.90%	425,000	447,525
Citigroup, Inc., 5.95%	325,000	341,253
Citigroup, Inc., 6.25%	150,000	172,419
Citigroup, Inc., 6.875%	1,749	50,214
JPMorgan Chase & Co., 3.56%	200,000	196,738
JPMorgan Chase & Co., 4.60%	2,450,000	2,532,687
JPMorgan Chase & Co., 6.00%	645,000	683,945
JPMorgan Chase & Co., 6.10%	125,000	137,141
JPMorgan Chase & Co., 6.125%	400,000	436,132
JPMorgan Chase & Co., 6.75%	31,000	34,814
Natwest Group plc, 2.57%	300,000	286,590
Natwest Group plc, 8.00%	950,000	1,108,859
Natwest Group plc, 8.625%	400,000	416,052
		14,690,374
Capital Markets — 0.3%
Credit Suisse Group AG, 5.10%(1)	200,000	208,500
Credit Suisse Group AG, 6.25%(1)	1,050,000	1,151,654
Deutsche Bank AG, 6.00%	200,000	201,000
Goldman Sachs Group, Inc. (The), 4.13%	350,000	350,168

Goldman Sachs Group, Inc. (The), 4.95%	875,000	928,961
		2,840,283
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer Operating LP, 6.25%	150,000	119,625
Energy Transfer Operating LP, 6.625%	625,000	530,781
Nine Point Energy Holdings, Inc. (2)	18	3,600
Plains All American Pipeline LP, 6.125%	3,425,000	2,791,375
Summit Midstream Partners LP, 9.50%(2)	175,000	56,219
		3,501,600
Trading Companies and Distributors†
General Finance Corp., 8.125%	167	4,243
TOTAL PREFERRED STOCKS (Cost $20,365,654)		21,036,500
BANK LOAN OBLIGATIONS(8) — 1.0%
Auto Components†
Clarios Global LP, USD Term Loan B, 3.65%, (1-month LIBOR plus 3.50%), 4/30/26	165,291	165,050
Chemicals†
Consolidated Energy Finance, S.A., Term Loan B, 2.65%, (1-month LIBOR plus 2.50%), 5/7/25	146,250	140,217
Containers and Packaging†
BWAY Holding Company, 2017 Term Loan B, 3.48%, (3-month LIBOR plus 3.25%), 4/3/24	92,535	89,644
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.00%, (1-month LIBOR plus 3.00%, 3-month LIBOR plus 3.00%), 12/29/23	105,043	104,715
		194,359
Diversified Financial Services — 0.1%
Refinitiv US Holdings Inc., 2018 USD Term Loan, 3.40%, (1-month LIBOR plus 3.25%), 10/1/25	932,874	932,683
Diversified Telecommunication Services — 0.1%
Frontier Communications Corp., 2020 DIP Exit Term Loan, 5.75%, (1-month LIBOR plus 4.75%), 10/8/21	800,000	806,004
Electric Utilities — 0.1%
Pacific Gas & Electric Company, 2020 Term Loan, 5.50%, (1-month LIBOR plus 4.50%), 6/23/25	497,500	504,216
Energy Equipment and Services — 0.1%
Apergy Corporation, 2020 Term Loan, 6.00%, (3-month LIBOR plus 5.00%), 6/3/27	1,189,747	1,210,567
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	31,728	29,031
		1,239,598
Entertainment — 0.1%
Allen Media, LLC, 2020 Term Loan B, 5.75%, (3-month LIBOR plus 5.50%), 2/10/27	470,834	469,852
Hotels, Restaurants and Leisure — 0.3%
1011778 B.C. Unlimited Liability Company, Term Loan B4, 1.90%, (1-month LIBOR plus 1.75%), 11/19/26	314,483	310,651
Boyd Gaming Corporation, Term Loan B3, 2.35%, (1-week LIBOR plus 2.25%), 9/15/23	58,568	58,177
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 4.50% Cash plus 3.00% PIK, 12/1/23	149,441	143,276
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (2-month LIBOR plus 2.50%), 10/4/23	284,711	275,803
Golden Nugget, Inc., 2020 Initial Term Loan, 13.00%, (3-month LIBOR plus 12.00%), 10/4/23	100,000	114,000
Life Time Fitness Inc, 2017 Term Loan B, 3.75%, (3-month LIBOR plus 2.75%), 6/10/22	1,153,249	1,127,301
UFC Holdings, LLC, 2019 Term Loan, 4.25%, (6-month LIBOR plus 3.25%), 4/29/26	712,143	711,086
		2,740,294
Insurance†
Asurion LLC, 2020 Term Loan B8, 3.40%, (1-month LIBOR plus 3.25%), 12/23/26	54,427	54,427
Hub International Limited, 2018 Term Loan B, 2.96%, (3-month LIBOR plus 2.75%), 4/25/25	366,460	360,448
		414,875
Media — 0.1%
Cengage Learning, Inc., 2016 Term Loan B, 5.25%, (3-month LIBOR plus 4.25%), 6/7/23	492,268	473,528
Diamond Sports Group, LLC, Term Loan, 3.40%, (1-month LIBOR plus 3.25%), 8/24/26	172,813	153,803
		627,331
Oil, Gas and Consumable Fuels — 0.1%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 10.00%, (3-month LIBOR plus 9.00%), 11/1/25	895,000	978,347

CITGO Holding Inc., 2019 Term Loan B, 8.00%, (3-month LIBOR plus 7.00%), 8/1/23	345,625	321,431
		1,299,778
Specialty Retail†
Serta Simmons Bedding, LLC, 2nd Lien Term Loan, 9.00%, (3-month LIBOR plus 8.00%), 11/8/24	94,933	37,143
Staples, Inc., 7 Year Term Loan, 5.21%, (3-month LIBOR plus 5.00%), 4/16/26	270,875	263,117
		300,260
TOTAL BANK LOAN OBLIGATIONS (Cost $9,797,937)		9,834,517
COMMON STOCKS — 0.3%
Auto Components†
Exide Technologies(2)	3,465	35
Chemicals†
Hexion Holdings Corp., Class B(2)	12,508	153,223
Diversified Telecommunication Services†
Colt, Class B (Acquired 5/18/16, Cost $338)(2)(9)	676	—
Electrical Equipment†
Exide Technologies(2)	162	2
Energy Equipment and Services — 0.1%
FTS International, Inc., Class A(2)	23,069	442,925
Parker Drilling Co.(2)	963	3,129
		446,054
Entertainment†
AMC Entertainment Holdings, Inc., Class A	2,850	6,042
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(2)(9)	4,088	36,792
Oil, Gas and Consumable Fuels — 0.2%
California Resources Corp.(2)	17,548	413,957
Chaparral Energy, Inc.(2)	2,960	58,016
Denbury, Inc.(2)	36,480	937,171
Nine Point Energy(2)	1,082	2,164
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $579)(9)	13	182
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(2)(9)	960	960
Whiting Petroleum Corp.(2)	9,785	244,625
		1,657,075
Transportation Infrastructure†
syncreon (Acquired 8/1/19, Cost $11,399)(2)(9)	829	33,989
TOTAL COMMON STOCKS (Cost $2,783,649)		2,333,212
ESCROW INTERESTS(10)†
Automobiles†
Exide Technologies(2)	241,970	12,098
Diversified Financial Services†
Denver Parent, Escrow(2)	63,341	—
Electric Utilities†
GenOn Energy(2)	25,000	—
GenOn Energy, Inc.(2)	75,000	—
Texas Competitive Electric Holdings Co., Escrow(2)	200,000	550
		550
Energy Equipment and Services†
Hercules Offshore, Inc., Escrow(2)	3,570	9,818
Sanjel Corp.(2)	200,000	—
		9,818
Oil, Gas and Consumable Fuels†
Bruin E&P Partners LLC(2)	875,000	3,719
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(2)	500,000	5,500
Sanchez Energy Corp.(2)	475,000	4,750

Sanchez Energy Corp.(2)	775,000	7,750
		21,719
Paper and Forest Products†
Appvion, Inc., Escrow(2)	200,000	11,000
Thrifts and Mortgage Finance†
Washington Mutual Bank, Escrow(2)	250,000	3,250
TOTAL ESCROW INTERESTS (Cost $2,734,748)		58,435
WARRANTS†
Independent Power and Renewable Electricity Producers†
Vistra Corp.(2)	1,215	457
Media†
iHeartMedia, Inc.(2)	342	4,148
Oil, Gas and Consumable Fuels†
California Resources Corp.(2)	66	264
Denbury, Inc.(2)	2,542	12,710
		12,974
Paper and Forest Products†
Appvion Holdings Corp.(2)	195	—
Appvion Holdings Corp.(2)	195	—
		—
TOTAL WARRANTS (Cost $5,824)		17,579
CONVERTIBLE BONDS†
Wireless Telecommunication Services†
Digicel Group Ltd., 7.00% PIK(1)(11) (Cost $5,868)	57,464	16,090
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(2) (Cost $—)	3,425	3,767
TEMPORARY CASH INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $51,030,639)	51,030,639	51,030,639
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $901,838,740)		944,009,521
OTHER ASSETS AND LIABILITIES — 1.3%		12,596,894
TOTAL NET ASSETS — 100.0%		$956,606,415

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $571,473,855, which represented 59.7% of total net assets. Of these securities, 0.6% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)Non-income producing.
(3)Security is in default.
(4)The security's rate was paid in cash at the last payment date.
(5)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)Maturity is in default.
(8)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(9)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $71,923, which represented less than 0.05% of total net assets.
(10)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(11)Perpetual maturity with no stated maturity date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	859,678,782	—
Preferred Stocks	54,457	20,982,043	—
Bank Loan Obligations	—	9,834,517	—
Common Stocks	2,293,112	40,100	—
Escrow Interests	—	58,435	—
Warrants	—	17,579	—
Convertible Bonds	—	16,090	—
Rights	—	3,767	—
Temporary Cash Investments	51,030,639	—	—
	53,378,208	890,631,313	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.